11. Commitments - Net Sales Minimum Impacting Minimum Royalty Obligations (Details) (USD $)	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2015	$ 56,000,000
2016	66,000,000
2017	$ 72,000,000